UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                    Investment Company Act File No. 811-21539


                First Trust Senior Floating Rate Income Fund II
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          Exact Name of Registrant as Specified in Declaration of Trust


            120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187
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 Address of Principal Executive Offices (Number, Street, City, State, Zip Code)


                                W. Scott Jardine
                          First Trust Portfolios L.P.
                        120 East Liberty Drive, Suite 400
                             Wheaton, Illinois 60187
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  Name and Address (Number, Street, City, State, Zip Code) of Agent for Service


                                 (630) 765-8000
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               Registrant's Telephone Number, including Area Code


                      Date of fiscal year end:   May 31
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             Date of reporting period: July 1, 2014 - June 30, 2015
                                       ----------------------------


Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, N.E., Washington D.C. 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.


Item 1.  Proxy Voting Record

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FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
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
MEETING DATE   COMPANY                                                                         TICKER        SECURITY ID
05/06/15       LyondellBasell Industries NV                                                    LYB           N53745100

ITEM NUMBER    AGENDA ITEM                                                                     MGMT REC      VOTE CAST     PROPONENT
1a             Elect Robin Buchanan Supervisory Board                                          For           For           Mgmt
1b             Elect Stephen F. Cooper to Supervisory Board                                    For           For           Mgmt
1c             Elect Isabella D. Goren to Supervisory Board                                    For           For           Mgmt
1d             Elect Robert G. Gwin to Supervisory Board                                       For           For           Mgmt
2a             Elect Kevin W. Brown to Management Board                                        For           For           Mgmt
2b             Elect Jeffrey A. Kaplan to Management Board                                     For           For           Mgmt
3              Adopt Financial Statements and Statutory Reports                                For           For           Mgmt
4              Approve Discharge of Management Board                                           For           For           Mgmt
5              Approve Discharge of Supervisory Board                                          For           For           Mgmt
6              Ratify PricewaterhouseCoopers LLP as Auditors                                   For           For           Mgmt
7              Ratify PricewaterhouseCoopers Accountants N.V. as Auditors                      For           For           Mgmt
8              Approve Dividends of USD 2.80 Per Share                                         For           For           Mgmt
9              Advisory Vote to Ratify Named Executive Officers' Compensation                  For           For           Mgmt
10             Authorize Board to Issue Shares up to 20 Percent of Authorized Capital          For           For           Mgmt
11             Authorize Board to Exclude Preemptive Rights from Share Issuances               For           Against       Mgmt
12             Amend Qualified Employee Stock Purchase Plan                                    For           For           Mgmt
13             Authorize Repurchase of Up to 10 Percent of Issued Share Capital                For           For           Mgmt

                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
                          -------------------------------------------------


By (Signature and Title)* /s/ Mark R. Bradley
                          -----------------------------------
                          Mark R. Bradley, President


Date                      July 28, 2015
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* Print the name and title of each signing officer under his or her signature.